Financial Instruments and Related Risk Management (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value net FX currency derivative assets	$ 11	$ (18)
Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Current Range [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	78.00%	83.00%
Current Range [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	89.00%	97.00%
Current Range [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	78.00%	84.00%
30 days or less past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	13.00%	10.00%
30 days or less past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	11.00%	3.00%
30 days or less past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	6.00%	9.00%
31 - 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%	3.00%
31 - 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%	0.00%
31 - 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%	4.00%
Greater than 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	5.00%	4.00%
Greater than 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%	0.00%
Greater than 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	12.00%	3.00%